INVESTMENT IN ASSOCIATES AND JOINT VENTURES - Income Statement Impact of Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	$ 3,535	$ 2,115		$ 1,855
Net income	574	528	[1]	391	[1]
OCI	323	576		(202)
Comprehensive income	897	1,104		189
Associates and Joint Ventures
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	6,469	4,818		4,312
Net income	378	570		326
OCI	1,750	2,155		(1,647)
Comprehensive income	2,128	2,725		(1,321)
Attributable to Other Ownership Interests	1,665	2,033		(977)
Attributable to Partnership's Share	463	692		(344)
Brazilian toll roads
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	928	766		758
Net income	95	185		(12)
OCI	(39)	382		(1,118)
Comprehensive income	56	567		(1,130)
Attributable to Other Ownership Interests	19	275		(778)
Attributable to Partnership's Share	37	292		(352)
North American natural gas transmission operation
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	681	573		522
Net income	15	133		(29)
OCI	(1)	5		0
Comprehensive income	14	138		(29)
Attributable to Other Ownership Interests	7	69		(19)
Attributable to Partnership's Share	7	69		(10)
Chilean electricity transmission operation
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	441	433		432
Net income	37	38		75
OCI	806	217		(145)
Comprehensive income	843	255		(70)
Attributable to Other Ownership Interests	609	184		(51)
Attributable to Partnership's Share	234	71		(19)
European telecommunications infrastructure operation
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	783	767		579
Net income	58	121		62
OCI	435	376		72
Comprehensive income	493	497		134
Attributable to Other Ownership Interests	409	393		104
Attributable to Partnership's Share	84	104		30
Brazilian rail business
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	1,409	1,024		1,074
Net income	56	70		136
OCI	490	976		(668)
Comprehensive income	546	1,046		(532)
Attributable to Other Ownership Interests	486	931		(474)
Attributable to Partnership's Share	60	115		(58)
Australian port operation
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	418	164
Net income	19	(31)
OCI	78	(81)
Comprehensive income	97	(112)
Attributable to Other Ownership Interests	80	(97)
Attributable to Partnership's Share	17	(15)
Other
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	1,809	1,091		947
Net income	98	54		94
OCI	(19)	280		212
Comprehensive income	79	334		306
Attributable to Other Ownership Interests	55	278		241
Attributable to Partnership's Share	$ 24	$ 56		$ 65

[1]	Certain net income allocations have been reclassified to provide comparability with the current year consolidated statements of partnership capital.